Commitments and Contingencies	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on January 14, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriter is entitled to a deferred fee of $0.35 per Unit, or $9,660,000 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on January 14, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The PIPE Investors have certain customary registration rights pursuant to the Subscription Agreements. In particular, the Company has agreed to register for resale with the SEC the common stock issued pursuant to the PIPE Financing within 30 calendar days following the consummation of the Proposed Business Combination. For more information regarding the PIPE Financing, see the description of the Proposed Business Combination in Note 1 above.

Underwriting Agreement

The underwriter is entitled to a deferred fee of $0.35 per Unit, or $9,660,000 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

PIPE Financing

Concurrent with the execution of the Merger Agreement, the Company entered into Subscription Agreements with the PIPE Investors pursuant to which, among other things, the PIPE Investors have agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the PIPE Investors an aggregate of 22,000,000 shares of common stock of the Company, at a per share price of $10.00 for an aggregate purchase price of $220 million concurrent with the Closing, on the terms and subject to the conditions set forth therein. For more information regarding the PIPE Financing, see the description of the Proposed Business Combination in Note 1 above and the description of the Pipe Financing in Note 5 above.

Merger Agreement

On April 5, 2021, the Company entered into a definitive business combination agreement with Sarcos Corp., a Utah corporation. Completion of the transaction is subject to approval of the Company’s stockholders and the satisfaction or waiver of certain other customary closing conditions.

Sarcos Corp and Subsidiaries
COMMITMENTS AND CONTINGENCIES

10. Commitments and Contingencies

Legal Proceedings

The Company may be involved in various claims, lawsuits, investigations and other proceedings, in the normal course of the business. The Company accrues a liability when management believes information available prior to the issuance of the condensed consolidated financial statements indicates it is probable a loss has been incurred as of the date of the financial statement and the amount of loss can be reasonably estimated. The Company adjust its accruals to reflect the impact of negotiation, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Legal costs are expensed as incurred. Although claims are inherently unpredictable, the Company currently is not aware of any matters that may have a material adverse effect on its business, financial position, results of operations, or cash flows. Accordingly, the Company has not recorded any material loss contingency in the balance sheet as of June 30, 2021 and December 31, 2020.

Indemnifications

In the ordinary course of business, the Company may provide indemnifications of varying scope and terms to investors, directors and officers with respect to certain matters, including, but not limited to, losses arising out of the Company’s breach of such agreements, services to be provided by the Company, or from intellectual property infringement claims made by third parties. These indemnifications may survive termination of the underlying agreement and the maximum potential amount of future payments the Company could be required to make under these indemnification provisions may not be subject to maximum loss clauses. The maximum potential amount of future payments the Company could be required to make under these indemnification provisions is indeterminable. The Company has never paid a material claim, nor has the Company been involved in litigation in connection with these indemnification arrangements. As of June 30, 2021 and December 31, 2020, the Company has not accrued a liability for these guarantees as the likelihood of incurring a payment obligation, if any, in connection with these guarantees is not probable or reasonably estimable due to the unique facts and circumstances involved.

Operating Leases

The Company leases facilities under noncancelable operating lease agreements. Future minimum rental payments under the noncancelable operating leases, subsequent to June 30, 2021, are as follows:

Operating Leases
2021	$131
2022	1,280
2023	970
2024	1,324
2025	1,360
2026 and thereafter	11,322
Total	$16,387

Rent expense related to noncancelable operating leases totaled $667 and $146 for the six months ended June 30, 2021 and June 30, 2020, respectively. The operating lease term includes two three-year renewal options.

Capital Leases

The Company leases equipment under agreements expiring at various times during the next four years. The Company has recorded the capital lease obligation within its condensed consolidated balance sheets. The current portion of $73 is recorded within accrued liabilities and the long-term portion of $244 is included in other non-current liabilities.

Future minimum rental payments under the noncancelable capital leases, subsequent to June 30, 2021, are as follows:

Capital Leases
2021	$84
2022	87
2023	88
2024	87
Minimum lease payment including interest	346
Amount representing interest	29
Minimum lease payments excluding interest	$317

10. Commitments and Contingencies

Legal Proceedings

The Company may be involved in various claims, lawsuits, investigations and other proceedings, in the normal course of the business. The Company accrues a liability when management believes information available prior to the issuance of the consolidated financial statements indicates it is probable a loss has been incurred as of the date of the financial statement and the amount of loss can be reasonably estimated. The Company adjust its accruals to reflect the impact of negation, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Legal costs are expensed as incurred. Although claims are inherently unpredictable, the Company currently is not aware of any matters that may have a material adverse effect on its business, financial position, results of operations, or cash flows. Accordingly, the Company has not recorded any material loss contingency in the balance sheet as of December 31, 2020 and 2019.

Operating Leases

The Company leases facilities under noncancelable operating lease agreements. Future minimum rental payments under the noncancelable operating leases, as of December 31, 2020, are as follows:

Operating Leases
Year Ending December 31:
2021	$285
2022	1,280
2023	970
2024	1,324
2025 and thereafter	12,682
Total	$16,541

Rent expense related to noncancelable operating leases totaled $314 and $421 for the years ended December 31, 2020 and 2019, respectively. The operating lease term includes two three-year renewal option.

Capital Leases

The Company leases equipment under agreements expiring at various times during the next four years. The Company has recorded the capital lease obligation within its consolidated balance sheets. The current portion of $70  is recorded within accrued liabilities and the long-term portion of $239 is included in other non-current liabilities.

The Company was obligated under non-cancelable capital leases as follows:

Capital Leases
Year Ending December 31:
2021	$86
2022	87
2023	87
2024	87
Minimum lease payment including interest	347
Amount representing interest	38
Minimum lease payments excluding interest	$309